Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 6,614	$ 5,336	$ 5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Stock compensation expense	305	130	0
Net cash provided by operating activities	10,041	9,618	7,128
Investing Activities
Net cash provided by (used for) investing activities	(25,410)	(43,381)	(25,017)
Financing Activities
Proceeds from exercise of stock options	99	49	740
Net cash used for financing activities	14,166	33,034	7,254
Increase (decrease) in cash and cash equivalents	(1,203)	(729)	(10,635)
Cash and cash equivalents at beginning of year	9,923	10,652	21,287
Cash and cash equivalents at end of year	8,720	9,923	10,652
Parent Company
Operating Activities
Net income	6,614	5,336	5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,336)	(3,142)	(3,758)
Investment securities losses, net	5	62	37
Stock compensation expense	305	130	0
Other, net	(194)	(84)	(148)
Net cash provided by operating activities	2,394	2,302	1,290
Investing Activities
Purchases of investment securities	(25)	0	(28)
Proceeds from sales merger of investment securities	0	5	0
Net cash provided by (used for) investing activities	(25)	5	(28)
Financing Activities
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash used for financing activities	(2,241)	(2,262)	(1,546)
Increase (decrease) in cash and cash equivalents	128	45	(284)
Cash and cash equivalents at beginning of year	1,125	1,080	1,364
Cash and cash equivalents at end of year	$ 1,253	$ 1,125	$ 1,080